Expense Example {- Fidelity Flex Large Cap Growth Fund} - 07.31 Fidelity Flex Large Cap Growth Fund PRO-07 - Fidelity Flex Large Cap Growth Fund - Fidelity Flex Large Cap Growth Fund	Sep. 29, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none